Assets/Liabilities for Insurance Contracts	12 Months Ended
Dec. 31, 2021
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Assets/Liabilities for Insurance Contracts
NOTE 20. ASSETS/LIABILITIES FOR INSURANCE CONTRACTS

Assets related to insurance contracts as of the indicated dates are detailed as follows:

Assets from Insurance Contracts	12.31.21	12.31.20
Premiums Receivable	3,139,617	2,804,458
Credits with Reinsurers	17,856	3,013
Fees Receivables	15,085	11,728
Others	44,959	26,639

Total	3,217,517	2,845,838

Liabilities related to insurance contracts as of the indicated dates are detailed as follows:

Liabilities from Insurance Contracts	12.31.21	12.31.20
Debts with Insured Persons	813,337	808,659
Debts with Reinsurers	26,059	31,440
Debts with Co-insurers	1,059	2,302
Debts with Producers	590,368	560,996
Technical Commitments	1,743,441	1,681,677
Others	86,814	84,140
Pending Claims in charge of Reinsures	(70,449)	(58,343)

Total	3,190,629	3,110,871

Debts with Insured Persons	12.31.21	12.31.20
Property & Casualty Insurance	470,063	369,850
Direct Administrative Insurance	278,589	204,885
Direct Insurance in Lawsuits	9,266	7,855
Direct Insurance in Mediation	2,467	2,954
Settled Claims Payable	13,084	8,758
Pending Claims, Active Reinsurance and Retrocession	716	5,054
Claims Incurred but not Reported (IBNR)	146,423	140,344
Others	19,518	—
Life Insurance	343,150	438,809
Direct Administrative Insurance	277,999	337,142
Direct Insurance in Lawsuits	20,964	18,789
Direct Insurance in Mediation	7,418	12,057
Settled Claims Payable	1,619	39,980
Pending Claims, Active Reinsurance and Retrocession	21,584	18,035
Claims Incurred but not Reported (IBNR)	13,566	11,921
Redemptions Payable	—	885
Retirement Insurance	124	—
Annuities Payable in Arrears	124	—

Total	813,337	808,659

Debt with Reinsurers and Coinsurance	Current Account	Reinstatement Premiums	Minimum Deposit Premium to Be Accrued	Deposits as Collateral	Unpaid Losses to Be Borne by Reinsurers	Total
Debts with Reinsurers	83,820	—	(57,761)	—	(70,449)	(44,390)
Debts with Co-insurers	1,059	—	—	—	—	1,059

Total as of 12.31.21	84,879	—	(57,761)	—	(70,449)	(43,331)

Total as of 12.31.20	81,641	—	(47,899)	—	(58,343)	(24,601)

Debts with Producers	12.31.21	12.31.20
Checking Account—Producers	104,984	92,425
Fees for Premiums Receivable	472,659	440,333
Production Expenses Payable	12,725	28,238

Total	590,368	560,996

Technical Commitments	12.31.21	12.31.20
Ongoing and Similar Risk	1,025,356	921,461
Premiums and Surcharges	949,292	855,946
Premiums on Passive Reinsurance	(11,080)	(21,100)
Active Reinsurance	87,007	86,615
Insufficient Premiums	137	—
Mathematical Reserves	718,085	760,216
Mathematical Reserves for Individual Life Insurance	224,411	232,971
Mathematical Reserves for Individual Retirement Insurance	157,782	170,843
Mathematical Reserves of Life Annuities	225,012	231,597
Provision for the Mathematical Reserve Recomposition	20	21
Fluctuation Funds	110,072	124,784
Others	788	—

Total	1,743,441	1,681,677

Insurance liabilities were recorded according to the liability adequacy test, using the current estimates of future cash flows derived from insurance contracts. The assumptions used are as follows:

	12.31.21	12.31.20
Mortality Table	GAM 94	GAM 94
Investment (Discount) Rate	Products in USD: 14.77% annually	Products in USD: 14.77% annually
	Products in Ps.: 7.58% annually	Products in Ps.: 7.58% annually
Life Insurance Reference Rate	75% of the projection of the BADLAR rate starting from 34.22% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.	75% of the projection of the BADLAR rate starting from 34.22% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.
Administrative Expenses	399.21 for voluntary retirement and 2880.21 for annuities	422.18 for voluntary retirement and 2640.45 for annuities